Consolidated Statements of Changes in Stockholders' Equity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Stockholders' Equity
Balance	$ 66,239,000	$ 66,239,000	$ 61,860,000	$ 58,676,000
Balance (in shares)	5,804,703	5,804,703
Sale of common stock	5,438,000		1,210,000	1,398,000
Preferred stock dividend Series C	(20,000)	(80,000)	(60,000)	(100,000)
Purchase of Treasury Stock at Cost			(70,000)
Issuance of warrants related to subordinated debt			21,000
Sale and finance of stock to ESOP	500,000	500,000
ESOP shares allocated		118,000
Stock based compensation	121,000	455,000	323,000	255,000
Net income	958,000	5,205,000	3,408,000	1,479,000
Other comprehensive income (loss)	(30,000)	146,000	(453,000)	152,000
Balance	72,706,000	113,312,000	66,239,000	61,860,000
Balance (in shares)		9,470,832	5,804,703
Private offering
Increase (Decrease) in Stockholders' Equity
Sale of common stock		5,438,000
Initial public offering
Increase (Decrease) in Stockholders' Equity
Sale of common stock		35,791,000
Preferred Stock.
Increase (Decrease) in Stockholders' Equity
Balance	8,000,000	8,000,000	8,000,000	8,000,000
Common stock
Increase (Decrease) in Stockholders' Equity
Balance	58,000	58,000	57,000	56,000
Balance (in shares)	5,804,703	5,804,703	5,694,340	5,554,487
Sale of common stock	6,000		1,000	1,000
Sale of common stock (in shares)	508,047		120,363	139,853
Purchase of Treasury Stock at Cost			(10,000)
Sale and finance of stock to ESOP (in shares)	46,082	46,082
Issuance of shares to Directors related to vesting of restricted stock units		7,000
Balance	64,000	95,000	58,000	57,000
Balance (in shares)	6,358,832	9,470,832	5,804,703	5,694,340
Common stock | Private offering
Increase (Decrease) in Stockholders' Equity
Sale of common stock		6,000
Sale of common stock (in shares)		508,047
Common stock | Initial public offering
Increase (Decrease) in Stockholders' Equity
Sale of common stock		31,000
Sale of common stock (in shares)		3,105,000
Additional Paid-In Capital
Increase (Decrease) in Stockholders' Equity
Balance	55,303,000	55,303,000	53,750,000	52,098,000
Sale of common stock	5,432,000		1,209,000	1,397,000
Issuance of warrants related to subordinated debt			21,000
Sale and finance of stock to ESOP	500,000	500,000
ESOP shares allocated		19,000
Stock based compensation	121,000	455,000	323,000	255,000
Balance	61,356,000	97,469,000	55,303,000	53,750,000
Additional Paid-In Capital | Private offering
Increase (Decrease) in Stockholders' Equity
Sale of common stock		5,432,000
Additional Paid-In Capital | Initial public offering
Increase (Decrease) in Stockholders' Equity
Sale of common stock		35,760,000
Retained Earnings
Increase (Decrease) in Stockholders' Equity
Balance	2,922,000	2,922,000	(426,000)	(1,805,000)
Preferred stock dividend Series C	(20,000)	(80,000)	(60,000)	(100,000)
Net income	958,000	5,205,000	3,408,000	1,479,000
Balance	3,860,000	8,047,000	2,922,000	(426,000)
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity
Balance	26,000	26,000	479,000	327,000
Other comprehensive income (loss)	(30,000)	146,000	(453,000)	152,000
Balance	(4,000)	172,000	26,000	479,000
Unallocated Employee Stock Ownership Plan Shares
Increase (Decrease) in Stockholders' Equity
Sale and finance of stock to ESOP	(500,000)	(500,000)
ESOP shares allocated		99,000
Balance	(500,000)	(401,000)
Treasury Stock
Increase (Decrease) in Stockholders' Equity
Purchase of Treasury Stock at Cost			(70,000)
Balance	$ (70,000)	$ (70,000)	$ (70,000)